[LETTERHEAD CLIFFORD CHANCE US LLP]

October 31, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          PowerShares Actively Managed Exchange-Traded Fund Trust

Securities Act File No. 333-147622

Post-Effective Amendment No. 4

Investment Company Act File No. 811-22148

Amendment No. 5

Dear Mr. O’Connor:

On behalf of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 4 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 5 pursuant to the Investment Company Act of 1940, as amended,  on Form N-1A, relating to the PowerShares Active U.S. Real Estate Fund.

This filing is made pursuant to Rule 485(b) under the 1933 Act.  In connection with the filing of Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A, we hereby represent, pursuant to 485(b), that said Post-Effective Amendment No. 4 filed pursuant to Rule 485(b) under the 1933 Act does not contain any disclosures that would render it ineligible to become effective pursuant to said Rule 485(b). This Amendment includes all requisite financial information, consent, and opinions, responses to the oral comments we received from you, and all other required information in anticipation of going effective. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Clifford R. Cone at (212) 878-3180.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss